Stock-Based Compensation (Details) - Schedule of Fair Value of the Warrants Granted - Warrants [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Warrants Granted [Line Items]
Expected volatility		67.00%
Expected life in years		7 years
Expected dividend yield
Minimum [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Expected volatility	87.00%
Expected life in years	5 months 12 days
Risk-free interest rate	3.59%	1.67%
Maximum [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Expected volatility	102.00%
Expected life in years	5 years
Risk-free interest rate	4.73%	2.85%